Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2050 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2050 Fund
Bar Chart Table:
Annual Return 2018	(8.27%)
Annual Return 2019	25.95%
Annual Return 2020	18.36%
Annual Return 2021	16.92%
Annual Return 2022	(18.73%)
Annual Return 2023	21.03%